Organization and Nature of Planned Business:	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
GENERAL ORGANIZATION AND BUSINESS [Abstract]
Nature of Operations [Text Block]
Note 1 – Organization and Nature of Planned Business:

References in these notes to the unaudited consolidated financial statements to “Neurotrope, Inc.,” “we,” “us,” “our Company” refer to Neurotrope, Inc. and its consolidated subsidiary Neurotrope Biosciences, Inc. (“NBI”). NBI was incorporated in Delaware on October 31, 2012. NBI was formed to advance new therapeutic and diagnostic technologies in the field of neurodegenerative disease, primarily Alzheimer’s disease (“AD”). NBI is collaborating with the Blanchette Rockefeller Neurosciences Institute (“BRNI”), a related party, in this process. The exclusive rights to the licensed technology transferred to the Company on February 28, 2013 (see Note 6).

On August 23, 2013, a wholly-owned subsidiary of Neurotrope, Inc. (formerly “BlueFlash Communications, Inc.”), Neurotrope Acquisition, Inc., a corporation formed in the State of Nevada on August 15, 2013 merged (the “Reverse Merger”) with and into NBI. NBI was the surviving corporation in the Reverse Merger and became the Company’s wholly-owned subsidiary. All of the outstanding NBI common stock was converted into shares of Neurotrope, Inc. common stock on a one-for-one basis.

The Reverse Merger was accounted for as a reverse merger and recapitalization with NBI as the acquirer for financial reporting purposes and Neurotrope, Inc. as the acquired company. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements prior to the Reverse Merger are those of NBI and are recorded at the historical cost basis of NBI, and the consolidated financial statements after completion of the Reverse Merger include the assets and liabilities of NBI and Neurotrope, Inc., and the historical operations of Neurotrope, Inc. and NBI from the closing date of the Reverse Merger. The stockholders’ equity section has been retroactively restated for all periods presented to reflect the accounting effect of the Reverse Merger on the basis of the one-to-one exchange ratio on the Reverse Merger date.

As a result of the Reverse Merger, Neurotrope, Inc. discontinued its pre-Reverse Merger business and acquired the business of NBI, which it is continuing to operate through NBI. The common stock of Neurotrope, Inc. is traded under the ticker symbol “NTRP.”

Note 1 – Organization and Nature of Planned Business:

References in these notes to the consolidated financial statements to “Neurotrope, Inc.,” “we,” “us,” “our Company” refer to Neurotrope, Inc. and its consolidated subsidiary Neurotrope Biosciences, Inc. (“NBI”). NBI was incorporated in Delaware on October 31, 2012. NBI was formed to advance new diagnostic and therapeutic technologies in the field of neurodegenerative disease, primarily Alzheimer’s Disease. NBI plans to collaborate with the Blanchette Rockefeller Neurosciences Institute (“BRNI”), a related party, in this process. The exclusive rights to the licensed technology transferred to the Company on February 28, 2013 (see Note 4).

On August 23, 2013, a wholly owned subsidiary of Neurotrope, Inc. (formerly “BlueFlash Communications, Inc.”), Neurotrope Acquisition, Inc., a corporation formed in the State of Nevada on August 15, 2013 (“Acquisition Sub”) merged (the “Reverse Merger”) with and into NBI. NBI was the surviving corporation in the Reverse Merger and became the Company’s wholly owned subsidiary. All of the outstanding NBI common stock was converted into shares of Neurotrope, Inc. common stock on a one-for-one basis.

The Merger is being accounted for as a reverse-merger and recapitalization with NBI as the acquirer for financial reporting purposes and Neurotrope, Inc. as the acquired company. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements prior to the Merger are those of NBI and are recorded at the historical cost basis of NBI and the consolidated financial statements after completion of the Merger include the assets and liabilities of NBI and Neurotrope, Inc., and the historical operations of Neurotrope, Inc. and NBI from the closing date of the Merger. The stockholders’ equity section has been retroactively restated for all periods presented to reflect the accounting effect of the reverse merger transaction on the basis of the 1:1 exchange ratio on the Merger date.

As a result of the Reverse Merger, Neurotrope, Inc. discontinued its pre-Reverse Merger business and acquired the business of NBI, and will continue the existing business operations of NBI as a publicly-traded company.

On February 28, 2013, NBI effected a stock split in which each of the 1,000 issued and outstanding shares of its common stock was converted into 19,000 shares of its common stock.